Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Fund Allocator Series
Entity Central Index Key	0001022804
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Emerging Market Core Equity (IU) Fund
Class Name	Franklin Emerging Market Core Equity (IU) Fund
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Emerging Market Core Equity (IU) Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Emerging Market Core Equity (IU) Fund	$0	0.00%
[1]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Franklin Emerging Market Core Equity (IU) Fund returned 36.45%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 36.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection among financials stocks
↑	Selection within the industrials sector
↑	Selection among energy stocks

Top detractors from performance:
↓	Selection within the consumer staples sector
↓	Selection among consumer discretionary stocks
↓	Selection among information technology stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	Since Inception (9/30/2019)
Franklin Emerging Market Core Equity (IU) Fund	36.45	9.83	10.62
MSCI Emerging Markets Index-NR	36.44	8.03	10.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236. Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 234,207,176
Holdings Count | $ / shares	218
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	80.48%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$234,207,176
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	218
Total Management Fee Paid	$0
Portfolio Turnover Rate	80.48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin International Core Equity (IU) Fund
Class Name	Franklin International Core Equity (IU) Fund
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Core Equity (IU) Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin International Core Equity (IU) Fund	$0	0.00%
[3]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection among industrials stocks
↑	Selection among financials stocks
↑	Selection within the consumer staples sector

Top detractors from performance:
↓	Selection among materials stocks
↓	Underweight exposure to the financials sector
↓	Selection within the information technology sector

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	Since Inception (8/19/2019)
Franklin International Core Equity (IU) Fund	26.70	9.88	12.12
MSCI All Country World ex-U.S. Index-NR	28.46	9.22	11.11
MSCI EAFE Index	24.92	9.87	11.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236. Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 368,504,008
Holdings Count | $ / shares	207
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	91.99%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$368,504,008
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	207
Total Management Fee Paid	$0
Portfolio Turnover Rate	91.99%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Core Equity (IU) Fund
Class Name	Franklin U.S. Core Equity (IU) Fund
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Core Equity (IU) Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Core Equity (IU) Fund	$0	0.00%
[5]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection among:
↑	Health care stocks
↑	Consumer discretionary stocks
↑	Industrials sector

Top detractors from performance:
Selection among:
↓	Information technology stocks
↓	Communication services sector
↓	Energy stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	Since Inception (8/19/2019)
Franklin U.S. Core Equity (IU) Fund	21.25	13.41	16.69
Russell 3000 Index	19.60	11.82	15.66
S&P 500 Index	19.56	12.86	16.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236. Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,178,249,379
Holdings Count | $ / shares	172
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	86.09%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$1,178,249,379
Total Number of Portfolio Holdings	172
Total Management Fee Paid	$0
Portfolio Turnover Rate	86.09%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-internalusefunds-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.